Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0001126087_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED JANUARY 30, 2012

TO THE

PROSPECTUS DATED MAY 1, 2011

BATTERYMARCH GROWTH AND INCOME PORTFOLIO

The following change is made to the prospectus of Batterymarch Growth and Income Portfolio (the "Portfolio"), a series of Met Investors Series Trust.

In the Portfolio Summary, the table entitled "Average Annual Total Return as of December 31, 2010" within the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class A	13.71%	1.50%	0.38%
S&P 500 Index (reflects no deduction for mutual fund fees and expenses)	15.06%	2.29%	1.41%

Batterymarch Growth and Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001126087_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED JANUARY 30, 2012

TO THE

PROSPECTUS DATED MAY 1, 2011

BATTERYMARCH GROWTH AND INCOME PORTFOLIO

The following change is made to the prospectus of Batterymarch Growth and Income Portfolio (the "Portfolio"), a series of Met Investors Series Trust.

In the Portfolio Summary, the table entitled "Average Annual Total Return as of December 31, 2010" within the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class A	13.71%	1.50%	0.38%
S&P 500 Index (reflects no deduction for mutual fund fees and expenses)	15.06%	2.29%	1.41%